Intangible assets, net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Summary of intangible assets, net
Gross carrying value	¥ 151,905,000	¥ 118,496,000
Accumulated amortization	(71,668,000)	(50,188,000)
Total	80,237,000	68,308,000		$ 11,633
Amortization expenses	21,500,000	15,700,000	¥ 11,500,000
Impairment charge	0	0	¥ 0
Software
Summary of intangible assets, net
Gross carrying value	3,192,000	3,083,000
Accumulated amortization	(1,322,000)	(961,000)
Total	1,870,000	2,122,000
License
Summary of intangible assets, net
Gross carrying value	54,904,000	54,904,000
Accumulated amortization	(54,904,000)	(44,839,000)
Total		10,065,000
Content
Summary of intangible assets, net
Gross carrying value	38,300,000	31,500,000
Accumulated amortization	(9,903,000)	(3,150,000)
Total	28,397,000	28,350,000
Brand name
Summary of intangible assets, net
Gross carrying value	48,000,000	25,000,000
Accumulated amortization	(4,217,000)	(950,000)
Total	43,783,000	24,050,000
Technology
Summary of intangible assets, net
Gross carrying value	7,500,000	4,000,000
Accumulated amortization	(1,313,000)	(280,000)
Total	6,187,000	3,720,000
Others
Summary of intangible assets, net
Gross carrying value	9,000	9,000
Accumulated amortization	¥ (9,000)	(8,000)
Total		¥ 1,000